BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Elements of the Business Combination
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of stockholders’ equity for the year ended December 31, 2022:

in thousands	Amount
Cash - A&R FPA - Backstop	$86,729
Cash - A&R FPA	15,000
Cash - Avista trust and cash, net of redemptions	9,103
Less: Transaction costs paid at closing by Avista	(9,209)
Less: Transaction costs paid at closing by OmniAb	(5,381)

Cash contributions from the Business Combination, net of transaction costs	96,242
Less: Transaction costs accrued not paid by OmniAb	(473)

Net Business Combination and related transactions	$95,769

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Amount
Shares issued pursuant to A&R FPA - Backstop	8,672,934
Avista shares held by the Sponsor	4,456,701
Shares issued pursuant to A&R FPA	1,500,000
Earnout shares issued to founders	1,293,299
Common stock of Avista net of redemptions	1,286,136

Total shares issued in Business Combination, A&R FPA	17,209,070
Shares issued for OmniAb common stock	82,611,789
Earnout shares issued to OmniAb	14,999,243

Total shares of common stock immediately following the Business Combination	114,820,102